Offerings - Offering: 1	May 08, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, no par value per share
Amount Registered | shares	10,000,000
Proposed Maximum Offering Price per Unit	3.70
Maximum Aggregate Offering Price	$ 37,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,109.70
Offering Note	(1) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), there are also being registered hereby an additional indeterminate number of ordinary shares of the Registrant's, no par value (the "Shares") as may become issuable to the selling stockholder as a result of stock splits, stock dividends and similar transactions, and, in any such event, the number of shares registered hereby shall be automatically increased to cover the additional shares. (2) Estimated in accordance with Rule 457(c) under the Securities Act solely for the purpose of calculating the registration fee.